Tradr 2X Long QUBT Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$33,979,739
TOTAL NET ASSETS — 100.0%	$33,979,739

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Quantum Computing, Inc.	Receive	19.65% (OBFR01* + 1600bps)	At Maturity	10/27/2026	$767,516	$-	$(27,978,412)
Marex	Quantum Computing, Inc.	Receive	10.90% (OBFR01* + 725bps)	At Maturity	7/24/2026	66,106,373	-	(3,487,682)
TOTAL EQUITY SWAP CONTRACTS								$(31,466,094)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.